Stock Option Plan - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended			16 Months Ended
	Apr. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Aug. 26, 2019	Apr. 01, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years 11 months 4 days	6 years 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.87%	2.02%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				55.00%	55.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Allocated share based compensation		$ 78,438	$ 8,763
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				1 year 1 month 20 days
Share based compensation by share based arrangement unrecognized compensation weighted average remaining period of recognition				1 year 1 month 20 days
Two Thousand And Seventeen Equity Incentive Plan [Member]
Share based compensation by share based arrangement number of shares authorized		77,502,791
Share based compensation by share based arrangement number of shares available for grant		9,175,894		5,706,056	8,271,517		5,706,056			11,570,290
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 11 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		55.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%			0.00%
Allocated share based compensation		$ 12,458	$ 7,385	$ 16,569	$ 10,764
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 50,981		$ 33,303	$ 43,437		$ 33,303
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 9 months 3 days		2 years 6 months 3 days	2 years 6 months 3 days
Share based compensation by share based arrangement unrecognized compensation weighted average remaining period of recognition		2 years 9 months 3 days		2 years 6 months 3 days	2 years 6 months 3 days
Share based payment arrangement, Expense, Tax benefit		$ 0		$ 0	$ 0
Share based compensation, Amounr capitalized		$ 0		0	0
Two Thousand And Seventeen Equity Incentive Plan [Member] | Secondary Transaction [Member]
Allocated share based compensation				17,257
Percentage of vested shares eligible to be tendered by the employees									10.00%
Shares sold pursuant to tender offer	3,607,380
Shares tendered pursuant to exercise of stock option	121,610
Two Thousand And Seventeen Equity Incentive Plan [Member] | Common Stock [Member]
Share based compensation arrangement by share based payment award, Shares purchased for award						50,495,331
Two Thousand And Seventeen Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years				4 years
Number of years from the date of grant during which equity based award is not exercised, Determining the expiration of equity based award		10 years				10 years
Number of months after the option holder ceases to be a service provider, Determining the expiration of equity based award		3 months				3 months
Share based compensation arrangement by share based payment award, Percentage of voting interest held by stockholders		10.00%				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years				10 years
Early Exercise Liability				619	1,279		$ 619
Two Thousand And Seventeen Equity Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent		100.00%				100.00%
Two Thousand And Seventeen Equity Incentive Plan [Member] | Employee Stock Option Granted To Stockholder [Member]
Number of years from the date of grant during which equity based award is not exercised, Determining the expiration of equity based award		5 years				5 years
Two Thousand And Seventeen Equity Incentive Plan [Member] | Incentive Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent						110.00%
Share based compensation arrangement by share based payment award, Percentage of voting interest held by employees						10.00%
Two Thousand And Seventeen Equity Incentive Plan [Member] | Incentive Stock Option [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent						110.00%
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Time Based Vesting And Performance Based Vesting [Member]
Share based compensation by share based award equity instruments other than options unrecognized compensation		$ 143,514
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Time Based Vesting Condition [Member] | Time Based Vesting And Performance Based Vesting [Member]
Allocated share based compensation		$ 32,805
Two Thousand And Seventeen Equity Incentive Plan [Member] | Restricted Stock Units To Related Party [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		6 months 21 days
Share based compensation by share based award equity instruments other than options unrecognized compensation		$ 81,949
Share based compensation by share based arrangement accelarated vesting number		2,928,854
Share based compensation by share based arrangement modification of plan accelarated vesting		284,841
Share based compensation by share based payment award plan modification incremental compensation costs		$ 64,994
Share based compensation by share based arrangement unrecognized compensation weighted average remaining period of recognition		6 months 21 days
Two Thousand And Sixteen Blackmore And Sensor Analytics Equity Incentive Plans [Member]
Share based compensation by share based arrangement number of shares authorized								581,730
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							2 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.54%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							55.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Allocated share based compensation				311	122
Share based payment arrangement, Expense, Tax benefit				0	$ 0
Share based compensation by share based arrangement term for which the options shall remain outstanding							10 years
Share based compensation by share based arrangement expiration term							10 years
Share based compensation by share based arrangement contingent expiration of stock options on termination of employment							3 months
Share based compensation by share based arrangement unrecognized compensation				$ 327			$ 327